Interim Condensed Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 237	$ 761
Cost of revenues	(189)	(372)
Gross profit	48	389
Research and development expenses	(3,241)	(2,458)
General and administrative expenses	(2,512)	(2,116)
Operating loss	(5,705)	(4,185)
Financial (expenses) income:
Revaluation of derivatives, warrant liabilities and other	(380)	(18,835)
Other financing income (expenses), net	406	(1,304)
Net loss for the period	$ (5,679)	$ (24,324)
Basic loss per share	$ (0.11)	$ (1.99)
Diluted loss per share	$ (0.11)	$ (1.99)
Weighted average number of shares outstanding used to compute basic loss per ordinary share	50,364,274	12,193,918
Weighted average number of shares outstanding used to compute diluted loss per ordinary share	50,364,274	12,193,918